Stock Based Compensation	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Stock Based Compensation

Note 11 – Stock Based Compensation

During 2018, the Company issued common stock as compensation for services rendered by employees, advisors, and independent contractors.  All stock issuances are subject to approval of the Company’s board of directors.  The Company values stock based compensation expense at fair value of the Company’s stock at date of issuance.  The following summarizes stock based compensation:

Issued to	Number of Shares	Expense Recorded during the year ended December 31, 2018

Employees	1,398,333	$839,000
Advisors	100,000	60,000
Independent Contractors	164,608	98,765
	1,662,941	$997,765

The stock based compensation expense to advisors and independent contractors is included in professional fees in the accompanying consolidated statements of operations.  The stock based compensation expense to employees is included in personnel related expenses in the accompanying consolidated statements of operations.

There was no stock based compensation during 2017.